Note 13 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021
Statement Line Items [Line Items]
Directly issued capital instruments	$ 242,086	$ 241,466	$ 166,404
Retained earnings	99,285	90,644	80,965
Accumulated other comprehensive income	43	(4)	(3)
Regulatory capital		418,718
Total risk-weighted assets		$ 2,013,544
CET1 capital ratio		20.80%
Total assets	2,692,146	$ 2,415,086	$ 2,139,757
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	432,083
Total risk-weighted assets	$ 2,313,030
CET1 capital ratio	18.68%
Basel III [member]
Statement Line Items [Line Items]
Total assets		2,415,086
Total on-balance sheet exposures		2,402,335
Total off-balance sheet exposure at gross notional amount	$ 366,780	342,710
Adjustments for conversion to credit equivalent amount		210,065
Total off-balance sheet exposures	153,873	132,645
Total exposures		$ 2,534,980
Leverage ratio		12.60%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	2,692,146
Total on-balance sheet exposures	2,680,342
Adjustments for conversion to credit equivalent amount	212,907
Total exposures	$ 2,834,215
Leverage ratio	11.63%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 227,819
Retained earnings		90,644
Accumulated other comprehensive income		(4)
Regulatory capital before adjustments		318,459
Adjustments to capital		(12,751)
Regulatory capital		$ 305,708
CET1 capital ratio		15.18%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,439
Retained earnings	99,285
Accumulated other comprehensive income	43
Regulatory capital before adjustments	327,767
Adjustments to capital	(11,804)
Regulatory capital	$ 315,963
CET1 capital ratio	13.66%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital		$ 319,355
CET1 capital ratio		15.86%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 329,610
CET1 capital ratio	14.25%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 100,940	$ 97,910
Regulatory capital before adjustments		97,910
Adjustments to capital		1,453
Regulatory capital		$ 99,363
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	100,940
Adjustments to capital	1,533
Regulatory capital	$ 102,473